Income Taxes - Schedule of Tax Credits and Non-Capital Loss Carry Forwards (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Non-Capital Losses	$ 17,728	$ 14,264
SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12,683	6,364
Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	3,435	$ 1,486
2032
Tax Credit Carryforward [Line Items]
Non-Capital Losses	13
2032 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2032 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	394
2033
Tax Credit Carryforward [Line Items]
Non-Capital Losses	11,323
2033 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2033 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	197
2034
Tax Credit Carryforward [Line Items]
Non-Capital Losses	825
2034 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2034 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	563
2035
Tax Credit Carryforward [Line Items]
Non-Capital Losses	912
2035 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2035 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	557
2036
Tax Credit Carryforward [Line Items]
Non-Capital Losses	4,655
2036 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2036 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1,724
Indefinite
Tax Credit Carryforward [Line Items]
Non-Capital Losses	0
Indefinite | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12,683
Indefinite | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 0